Future Policy Benefits and Claims - Reconciliation of Unpaid Claims to Liability for Unpaid Claims Table (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims	$ 1,401.5
Reconciling items
Reinsurance recoverable on unpaid claims	39.3
Impact of discounting	(215.0)
Loss adjustment expense liability	37.6
Liability for unpaid claims - short duration contracts	1,263.4
Insurance contracts other than short duration	142.5
Liability for unpaid claims	1,405.9	$ 1,395.0	$ 1,370.9	$ 1,686.0
Long-Term Disability/Group Life Waiver
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims	1,237.9
Reconciling items
Reinsurance recoverable on unpaid claims	39.2
Impact of discounting	(215.0)	(209.4)
Loss adjustment expense liability	20.5
Liability for unpaid claims - short duration contracts	1,082.6	1,076.2
Dental/Vision/Short-Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML [Member]
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims	79.1
Reconciling items
Loss adjustment expense liability	4.6
Liability for unpaid claims - short duration contracts	83.7	79.7
Group Life
Future Policy Benefits and Claims
Net outstanding liabilities for unpaid claims	84.5
Reconciling items
Reinsurance recoverable on unpaid claims	0.1
Loss adjustment expense liability	12.5
Liability for unpaid claims - short duration contracts	$ 97.1	$ 73.6